NEWBUILDINGS	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
NEWBUILDINGS
NEWBUILDINGS

Movements in the six months ended June 30, 2016 may be summarized as follows;

(in thousands of $)
Balance at December 31, 2015	266,233
Additions, net	333,740
Interest capitalized	3,358
Transfer to Vessels and Equipment, net	(277,131)
Balance at June 30, 2016	326,200

In the first quarter of 2016, the Company took delivery of four LR2 tanker newbuildings, Front Ocelot, Front Cheetah, Front Cougar and Front Lynx.

The Company took delivery of the LR2 tanker newbuildings, Front Leopard and Front Jaguar, in May and June 2016, respectively.

In June 2016, the Company acquired two VLCC newbuildings under construction at Hyundai Heavy Industries at a purchase price of $84.0 million each. The VLCC newbuilding, Front Duke, was delivered to the Company in September 2016 and the other vessel is expected to be delivered in January 2017.

As of June 30, 2016, the Company's newbuilding program comprised eight VLCCs, eight Suezmax tankers and eight LR2 tanker newbuildings. The Company also had options for two VLCC newbuildings, obtained in June 2016, which lapsed in August 2016.